Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 2,365	$ 2,034	$ 2,055
Foreign currency translation adjustments:
Foreign currency translation adjustments, net of tax	912	(481)	(1,058)
Changes attributable to divestments, net of tax	12	7
Foreign currency translation adjustments	924	(474)	(1,058)
Available-for-sale securities:
Net unrealized gains (losses) arising during the year	1		(7)
Reclassification adjustments for net (gains) losses included in net income			1
Unrealized gains (losses) on available-for-sale securities	1		(6)
Pension and other postretirement plans:
Prior service (costs) credits arising during the year	(16)	(40)	88
Net actuarial gains (losses) arising during the year	(139)	44	210
Amortization of prior service cost included in net income	6	26	26
Amortization of net actuarial loss included in net income	63	62	82
Net losses from pension settlements included in net income	9	26	9
Changes attributable to divestments	6
Pension and other postretirement plan adjustments	(71)	118	415
Cash flow hedge derivatives:
Net unrealized gains (losses) arising during the year	38	16	(20)
Reclassification adjustments for net (gains) losses included in net income	(22)	(6)	30
Changes attributable to divestments	(3)
Unrealized gains (losses) of cash flow hedge derivatives	13	10	10
Total other comprehensive income (loss), net of tax	867	(346)	(639)
Total comprehensive income, net of tax	3,232	1,688	1,416
Comprehensive income attributable to noncontrolling interests, net of tax	(177)	(118)	(100)
Total comprehensive income, net of tax, attributable to ABB	$ 3,055	$ 1,570	$ 1,316